Company financial information - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	€ 54	€ (67)	€ (140)
IFRS equity reconciliation:
Equity attributable to owners of parent	(1,148)	(2,070)	(1,982)
Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	148	268	1
IFRS equity reconciliation:
Equity attributable to owners of parent	1,812	837
Reportable Legal Entities | Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	148	268	1
IFRS equity reconciliation:
Equity attributable to owners of parent	1,812	837	402
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(94)	(335)	(141)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	€ (2,960)	€ (2,907)	€ (2,384)